UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Share capital CNY (¥)	Share capital USD ($)	Subscription Receivable CNY (¥)	Subscription Receivable USD ($)	Warrant Outstanding CNY (¥)	Warrant Outstanding USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Other reserves CNY (¥)	Other reserves USD ($)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Total CNY (¥)	Total USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2022	¥ 146,730						¥ 6,358,600		¥ (35,201)		¥ (6,031,255)		¥ 438,874				¥ 438,874
Comprehensive loss
Net loss for the period											(444,320)		(444,320)		¥ 291		(444,029)
Other comprehensive loss									(21,941)				(21,941)				(21,941)
Total comprehensive loss									(21,941)		(444,320)		(466,261)		291		(465,970)
Transactions with equity holders:
Exercise of option	21												21				21
Issuance of shares, net	2,479						144,985						147,464				147,464
Share-based compensation from ESOP							243,845						243,845				243,845
Share-based compensation from controlling shareholder ESOP							5,343						5,343				5,343
Non-controlling interests arising from business combination															(608)		(608)
Ending balance at Jun. 30, 2023	149,230						6,752,773		(57,142)		(6,475,575)		369,286		(317)		368,969
Beginning balance at Dec. 31, 2023	165,183		¥ (4,696)				7,196,341		(65,699)		(7,338,168)		(47,039)		3,434		(43,605)
Comprehensive loss
Net loss for the period											(362,870)		(362,870)		(305)		(363,175)	$ (49,975)
Other comprehensive loss									(41,827)				(41,827)				(41,827)	(5,756)
Total comprehensive loss									(41,827)		(362,870)		(404,697)		(305)		(405,002)	(55,731)
Transactions with equity holders:
Exercise of option	8,005						(357)						7,648				7,648
Issuance of shares, net	3,379				¥ 29,587		2,648						35,614				35,614
Share-based compensation from ESOP							124,165						124,165				124,165
Share-based compensation from controlling shareholder ESOP							(908)						(908)				(908)
Conversion of convertible bonds to shares	1,982						27,803						29,785				29,785
Capital contributions from non-controlling shareholders															9,800		9,800
Ending balance at Jun. 30, 2024	¥ 178,549	$ 24,569	¥ (4,696)	$ (646)	¥ 29,587	$ 4,071	¥ 7,349,692	$ 1,011,351	¥ (107,526)	$ (14,796)	¥ (7,701,038)	$ (1,059,698)	¥ (255,432)	$ (35,149)	¥ 12,929	$ 1,779	¥ (242,503)	$ (33,370)